Additional Information to the Statements of Comprehensive Loss - Schedule of Additional Information on Revenues (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Additional Information To Statements Of Comprehensive Loss Items
Revenues from lease	$ 10,241	$ 9,721
Revenues from sale	4,750	7,089
Revenues	$ 14,991	$ 16,809